Income Taxes - Additional Information (Detail) $ in Millions					12 Months Ended
	Jan. 01, 2018 MXN ($)	Jan. 01, 2017	Apr. 01, 2015	Feb. 01, 2015	Dec. 31, 2018	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014	Jan. 01, 2015 MXN ($)	Jan. 01, 2015 USD ($)
Major Components Of Tax Expense Income [Line Items]
Effective tax rate						(64.14%)	27.45%	30.91%
Unrecognized deferred tax liabilities						$ 5,847,000,000	$ 5,136,000,000	$ 8,014,000,000
NOLs usage limit						30.00%
Income tax rate						30.00%	30.00%	30.00%
Excluding Venezuela's Deconsolidation and Philippine's Consolidation Impact [member]
Major Components Of Tax Expense Income [Line Items]
Effective tax rate						28.12%
Colombia [member]
Major Components Of Tax Expense Income [Line Items]
Net equity										$ 5,000,000,000	$ 2.1
Percentage of tax rate on equity						0.40%	1.00%	1.15%
Percentage of decrease in income tax rate								8.00%
Percentage of temporary contribution						8.00%	6.00%	5.00%
Percentage of income tax deduction								2.00%
Income tax rate					9.00%	8.00%	6.00%	5.00%
Percentage of reform income tax rate							35.00%
Percentage of reform income tax rate		34.00%
Percentage of reform extra income tax rate					4.00%	6.00%
Percentage of special increase in income tax rate						20.00%	15.00%
Percentage of dividend received from residents withholding						35.00%
Percentage of dividend received nonresidents withholding						5.00%
Percentage of increase in income tax rate						3.50%	3.00%
Value-added tax						19.00%	16.00%
Colombia [member] | Later than one year [member]
Major Components Of Tax Expense Income [Line Items]
Percentage of reform income tax rate						33.00%
Venezuela [member]
Major Components Of Tax Expense Income [Line Items]
Special tax rate for financial transaction				0.75%
Guatemala [member]
Major Components Of Tax Expense Income [Line Items]
Income tax rate								25.00%	28.00%
Brazil [member]
Major Components Of Tax Expense Income [Line Items]
Percentage of social contributions on gross revenues on financial income			4.65%
Average federal production and federal sales tax	$ 0.156
Argentina [member]
Major Components Of Tax Expense Income [Line Items]
Income tax rate						35.00%
Sales taxes						1.75%
Argentina [member] | Two thousand eighteen and nineteen [member]
Major Components Of Tax Expense Income [Line Items]
Income tax rate						30.00%
Percentage of dividend received from residents withholding						7.00%
Argentina [member] | Two thousand nineteen onwards [member]
Major Components Of Tax Expense Income [Line Items]
Income tax rate						25.00%
Percentage of dividend received nonresidents withholding						13.00%
Argentina [member] | Two thousand and eighteen [member]
Major Components Of Tax Expense Income [Line Items]
Sales taxes						1.50%
Argentina [member] | Two thousand and seventeen [member]
Major Components Of Tax Expense Income [Line Items]
Sales taxes						1.00%
Argentina [member] | Two Thousand and Nineteen [Member]
Major Components Of Tax Expense Income [Line Items]
Sales taxes						1.50%
Argentina [member] | Two thousand and twenty [member]
Major Components Of Tax Expense Income [Line Items]
Sales taxes						1.00%
Argentina [member] | Two Thousand and Twenty One [Member]
Major Components Of Tax Expense Income [Line Items]
Sales taxes						0.50%
Argentina [member] | Two thousand and twenty two [member]
Major Components Of Tax Expense Income [Line Items]
Sales taxes						0.00%
Philippinnes [member]
Major Components Of Tax Expense Income [Line Items]
Time period for keeping books and accounting records	3 years					10 years
Philippinnes [member] | Bottom of range [member]
Major Components Of Tax Expense Income [Line Items]
Percentage of increase in net capital gain tax rate	5.00%
Philippinnes [member] | Top of range [member]
Major Components Of Tax Expense Income [Line Items]
Percentage of increase in net capital gain tax rate	10.00%
Philippinnes [member] | Capital gains above $100,000 Philippine pesos [member]
Major Components Of Tax Expense Income [Line Items]
Income tax rate on net capital gains from sale of shares traded on or outside the stock exchange	15.00%
Philippinnes [member] | Without using HFCS [member]
Major Components Of Tax Expense Income [Line Items]
Excise tax for sweetened beverages	6.00
Philippinnes [member] | Using HFCS [member]
Major Components Of Tax Expense Income [Line Items]
Excise tax for sweetened beverages	12.00
Events After Reporting Period [member] | Colombia [member]
Major Components Of Tax Expense Income [Line Items]
Percentage of temporary contribution					9.00%
Events After Reporting Period [member] | Brazil [member] | Bottom of range [member]
Major Components Of Tax Expense Income [Line Items]
Average federal production and federal sales tax for the next year	$ 0.160
Events After Reporting Period [member] | Brazil [member] | Top of range [member]
Major Components Of Tax Expense Income [Line Items]
Average federal production and federal sales tax for the next year	$ 0.175